Financial Assets and Liabilities - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Oct. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Apr. 30, 2018
Disclosure of financial assets [line items]
Period during which cash flow hedges hedge cost of revenues and operating expenses (up to)		24 months
Cash and cash equivalents		$ 919,227,000		$ 1,479,969,000	$ 1,268,441,000	$ 1,410,339,000
Short-term investments		313,001,000		676,072,000
Debt instruments issued							$ 1,000,000,000
Fair Value		437,760,000		783,356,000
Certificates of deposit and time deposits		$ 4,267,000		4,873,000
Bottom of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy		30 days
Top of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy		45 days
Exchangeable Notes, net
Disclosure of financial assets [line items]
Debt instruments issued		$ 348,799,000		889,183,000
Exchangeable Notes, net | Principal amount
Disclosure of financial assets [line items]
Debt instruments issued		352,171,000		999,999,000		$ 1,000,000,000.0
Credit Facility Due October 2025
Disclosure of financial assets [line items]
Borrowing facilities, maximum borrowing capacity		1,500,000,000
Term Loan Facility Due October 2025
Disclosure of financial assets [line items]
Borrowings		1,000,000,000	$ 1,000,000,000
Revolving Credit Facility Due October 2025
Disclosure of financial assets [line items]
Borrowings		0
Borrowing facilities, maximum borrowing capacity		500,000,000	$ 500,000,000
Other non-current assets
Disclosure of financial assets [line items]
Certificates of deposit and time deposits		2,600,000		3,300,000
Equity Investments
Disclosure of financial assets [line items]
Fair Value		122,159,000		103,937,000
Equity Investments | Marketable equity securities
Disclosure of financial assets [line items]
Fair Value		110,409,000		100,187,000
Sales of fair value measurement	$ 38,100,000
Recognized in other comprehensive income (loss)	$ 28,100,000
Equity Investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Fair Value		$ 11,750,000		$ 3,750,000